Fair Value Measurements - Valuation of Financial Instruments that are Marked-to-Market on Recurring Basis (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Available-for-sale investments:
Available-for-sale investments	$ 2	$ 3
Derivative assets	480	565
Derivative liabilities	(735)	(1,701)
Interest Rate Swaps [Member]
Available-for-sale investments:
Derivative assets	392	565
Derivative liabilities	(189)	(208)
Cross-Currency Interest Rate Swaps [Member]
Available-for-sale investments:
Derivative assets	88
Derivative liabilities	(454)	(1,296)
Floor Income Contracts [Member]
Available-for-sale investments:
Derivative liabilities	(74)	(184)
Other [Member]
Available-for-sale investments:
Derivative liabilities	(18)	(13)
Fair Value Measurements Recurring [Member]
Available-for-sale investments:
Available-for-sale investments	2	3
Derivative assets	480	565
Total	482	568
Derivative liabilities	(735)	(1,701)
Total	(735)	(1,701)
Fair Value Measurements Recurring [Member] | Interest Rate Swaps [Member]
Available-for-sale investments:
Derivative assets	392	565
Derivative liabilities	(189)	(208)
Fair Value Measurements Recurring [Member] | Cross-Currency Interest Rate Swaps [Member]
Available-for-sale investments:
Derivative assets	88
Derivative liabilities	(454)	(1,296)
Fair Value Measurements Recurring [Member] | Floor Income Contracts [Member]
Available-for-sale investments:
Derivative liabilities	(74)	(184)
Fair Value Measurements Recurring [Member] | Other [Member]
Available-for-sale investments:
Derivative liabilities	(18)	(13)
Fair Value Measurements Recurring [Member] | Agency Residential Mortgage-Backed Securities [Member]
Available-for-sale investments:
Available-for-sale investments		1
Fair Value Measurements Recurring [Member] | Other [Member]
Available-for-sale investments:
Available-for-sale investments	2	2
Fair Value Measurements Recurring [Member] | Level 2 [Member]
Available-for-sale investments:
Available-for-sale investments	2	3
Derivative assets	388	553
Total	390	556
Derivative liabilities	(262)	(387)
Total	(262)	(387)
Fair Value Measurements Recurring [Member] | Level 2 [Member] | Interest Rate Swaps [Member]
Available-for-sale investments:
Derivative assets	388	553
Derivative liabilities	(144)	(150)
Fair Value Measurements Recurring [Member] | Level 2 [Member] | Cross-Currency Interest Rate Swaps [Member]
Available-for-sale investments:
Derivative liabilities	(44)	(53)
Fair Value Measurements Recurring [Member] | Level 2 [Member] | Floor Income Contracts [Member]
Available-for-sale investments:
Derivative liabilities	(74)	(184)
Fair Value Measurements Recurring [Member] | Level 2 [Member] | Agency Residential Mortgage-Backed Securities [Member]
Available-for-sale investments:
Available-for-sale investments		1
Fair Value Measurements Recurring [Member] | Level 2 [Member] | Other [Member]
Available-for-sale investments:
Available-for-sale investments	2	2
Fair Value Measurements Recurring [Member] | Level 3 [Member]
Available-for-sale investments:
Derivative assets	92	12
Total	92	12
Derivative liabilities	(473)	(1,314)
Total	(473)	(1,314)
Fair Value Measurements Recurring [Member] | Level 3 [Member] | Interest Rate Swaps [Member]
Available-for-sale investments:
Derivative assets	4	12
Derivative liabilities	(45)	(58)
Fair Value Measurements Recurring [Member] | Level 3 [Member] | Cross-Currency Interest Rate Swaps [Member]
Available-for-sale investments:
Derivative assets	88
Derivative liabilities	(410)	(1,243)
Fair Value Measurements Recurring [Member] | Level 3 [Member] | Other [Member]
Available-for-sale investments:
Derivative liabilities	$ (18)	$ (13)